License Agreements (Details)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2012 License agreement Ipsen USD ($)	Sep. 30, 2011 License agreement Ipsen USD ($)	Jun. 30, 2011 License agreement Ipsen USD ($)	Sep. 30, 2012 License agreement Ipsen USD ($)	Sep. 30, 2011 License agreement Ipsen USD ($)	Dec. 31, 2011 License agreement Ipsen USD ($)	Dec. 31, 2010 License agreement Ipsen USD ($)	Dec. 31, 2009 License agreement Ipsen USD ($)	Dec. 31, 2005 License agreement Ipsen USD ($)	Sep. 30, 2012 License agreement Ipsen Minimum USD ($)	Sep. 30, 2012 License agreement Ipsen Minimum EUR (€)	Dec. 31, 2011 License agreement Ipsen Minimum USD ($)	Dec. 31, 2011 License agreement Ipsen Minimum EUR (€)	Sep. 30, 2012 License agreement Ipsen Maximum USD ($)	Sep. 30, 2012 License agreement Ipsen Maximum EUR (€)	Dec. 31, 2011 License agreement Ipsen Maximum USD ($)	Dec. 31, 2011 License agreement Ipsen Maximum EUR (€)	Sep. 30, 2012 License agreement Ipsen Sublicense Agreement Minimum	Dec. 31, 2011 License agreement Ipsen Sublicense Agreement Minimum
License Agreements
Nonrefundable, non-creditable payment																$ 250,000
Additional payments to be made upon achievement of certain development and commercialization milestones																	12,900,000	10,000,000	12,973,000	10,000,000	46,300,000	36,000,000	46,702,000	36,000,000
Royalty rate (as a percent)											5.00%		5.00%
Period after the date of the first commercial sale of the product for license expiration																	10 years	10 years	10 years	10 years					10 years	10 years
Amount recorded in research and costs	$ 14,173,000	$ 7,646,000	$ 38,539,000	$ 28,336,000	$ 36,179,000	$ 11,692,000	$ 14,519,000	$ 100,000	$ 400,000	$ 1,411,000	$ 600,000	$ 700,000	$ 1,007,000	$ 1,227,000	$ 1,117,000